COMMITMENTS AND CONTINGENCIES (Narrative) (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)
Loss Contingencies [Line Items]
Estimated accrued and other short term liabilities related to litigation contingencies		$ 4,050	$ 6,476
United States [Member] | Sogou Inc. [Member]
Loss Contingencies [Line Items]
Putative class action lawsuits filed against the Company	2